Financial structure and financial costs - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial structure, financial costs and financial instruments
Assets available for sale	$ 1,727	$ 1,133	$ 1,241
Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Assets and liabilities held for trading	216	37	68
Assets available for sale	100	120	59
Total fair value	(143)	(2,847)	(1,547)
Measured at fair value | Financial instruments, excluding commodity contracts | Level 1
Financial structure, financial costs and financial instruments
Assets available for sale	100	120	59
Total fair value	100	120	59
Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Assets and liabilities held for trading	216	37	68
Total fair value	(243)	(2,967)	(1,606)
Hedging of Financial Debt (Fair value hedge) | Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Hedge instruments	(599)	(2,462)	(1,723)
Hedging of Financial Debt (Fair value hedge) | Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Hedge instruments	(599)	(2,462)	(1,723)
Cash flow hedge | Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Hedge instruments	140	(542)	49
Cash flow hedge | Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Hedge instruments	$ 140	$ (542)	$ 49